EMPLOYEE STOCK OWNERSHIP PLAN (Details) - USD ($) $ in Thousands		12 Months Ended
	Oct. 09, 2013	Dec. 31, 2015	Dec. 31, 2014
Employee Stock Ownership Plan
Purchase of common stock by ESOP (in shares)	112,534	22,674	150,867
ESOP related expense		$ 53	$ 50
Employee stock ownership plan
Employee Stock Ownership Plan
Shares allocated under plan	70,554
Total shares under plan	183,088
Shares unallocated under plan		108,783
Term of note		30 years
Borrowed amount		$ 1,100
Fair value of allocated shares subject to repurchase obligation		994	909
Contributions to the ESOP		58	58
Dividends on unallocated ESOP		48	$ 49
ESOP related expense		$ 53